UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-04310

Morgan Stanley Convertible Securities Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Randy Takian 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6963

Date of fiscal year end:	September 30, 2010

Date of reporting period:	December 31, 2009

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Convertible Securities Trust*

Portfolio of Investments • December 31, 2009 (unaudited)

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Convertible Bonds (83.3%)
	Advertising Agencies (1.1%)
$1,220	Interpublic Group of Cos., Inc.	4.25%	03/15/23	$1,218,475
	Aerospace/Defense-Equipment (0.9%)
1,000	AAR Corp.	1.75	02/01/26	1,010,000
	Airlines (1.2%)
1,500	UAL Corp.	4.50	06/30/21	1,331,250
	Auction House/Art Dealer (0.5%)
600	Sotheby’s	3.125	06/15/13	585,750
	Auto Parts: Original Equipment Manufacturer (1.5%)
600	BorgWarner, Inc.	3.50	04/15/12	759,750
810	Titan International, Inc. (144A) (a)	5.625	01/15/17	859,612
				1,619,362
	Auto-Cars/Light Trucks (1.1%)
935	Ford Motor Co.	4.25	11/15/16	1,176,931
	Auto-Medium & Heavy Duty Trucks (1.1%)
1,165	Navistar International Corp.	3.00	10/15/14	1,210,144
	Brewery (1.2%)
1,200	Molson Coors Brewing Co.	2.50	07/30/13	1,332,000
	Broadcast Service/Program (0.6%)
600	Liberty Media LLC	3.125	03/30/23	606,750
	Building-Residential/Commercial (0.9%)
900	DR Horton, Inc. (Series DHI)	2.00	05/15/14	1,001,250
	Casino Gaming (0.7%)
632	International Game Technology (144A) (a)	3.25	05/01/14	773,410
	Circuit Boards (0.7%)
750	TTM Technologies, Inc.	3.25	05/15/15	751,875
	Coal (1.7%)
900	Massey Energy Co.	3.25	08/01/15	790,875
1,000	Peabody Energy Corp.	4.75	12/15/66	1,015,000
				1,805,875
	Commercial Service-Finance (0.3%)
350	Coinstar, Inc.	4.00	09/01/14	350,000
	Commercial Services (0.8%)
835	Alliance Data Systems Corp.	1.75	08/01/13	854,831
	Computer Services (0.7%)
750	CACI International, Inc.	2.125	05/01/14	801,563
	Computers-Memory Devices (4.4%)
850	EMC Corp.	1.75	12/01/11	1,037,000
1,050	Maxtor Corp.	2.375	08/15/12	1,244,250
1,100	NetApp, Inc.	1.75	06/01/13	1,369,500
1,320	SanDisk Corp.	1.00	05/15/13	1,107,150
				4,757,900
	Convertible Bonds (1.3%)
340	Informatica Corp.	3.00	03/15/26	461,975
518	Sybase, Inc.	1.75	02/22/25	898,730
				1,360,705
	Distribution/Wholesale (0.5%)
600	Bell Microproducts, Inc. (Series B)	3.75	03/05/24	528,000
	Diversified Manufactured Operation (1.5%)
450	Ingersoll-Rand Global Holding Co. Ltd. (Bermuda)	4.50	04/15/12	925,875
450	Textron, Inc. (Series TXT)	4.50	05/01/13	727,312
				1,653,187
	Diversified Operation/Commercial Service (0.5%)
600	Chemed Corp.	1.875	05/15/14	525,000
	Drug Delivery Systems (1.0%)
1,200	Nektar Therapeutics	3.25	09/28/12	1,110,000

Morgan Stanley Convertible Securities Trust*

Portfolio of Investments • December 31, 2009 (unaudited) continued

	E-Services/Consulting (0.9%)
$850	GSI Commerce, Inc.	2.50%	06/01/27	$910,562
	Educational Software (0.9%)
965	Blackboard, Inc.	3.25	07/01/27	997,569
	Electronic Component-Semiconductor (4.6%)
390	Advanced Micro Devices, Inc.	5.75	08/15/12	386,588
810	Advanced Micro Devices, Inc.	6.00	05/01/15	733,050
300	Intel Corp.	2.95	12/15/35	291,000
550	Intel Corp. (144A) (a)	2.95	12/15/35	533,500
600	Micron Technology, Inc.	1.875	06/01/14	580,500
250	Micron Technology, Inc.	4.25	10/15/13	549,687
1,000	On Semiconductor Corp. (144A) (a)	2.625	12/15/26	1,116,250
800	Xilinx, Inc. (144A) (a)	3.125	03/15/37	744,000
				4,934,575
	Electronics-Military (0.6%)
598	L-3 Communications Holdings, Inc.	3.00	08/01/35	630,890
	Energy-Alternate Sources (0.9%)
1,050	Covanta Holding Corp.	1.00	02/01/27	985,687
	Enterprise Software/Service (0.2%)
300	Epicor Software Corp.	2.375	05/15/27	255,750
	Finance-Investment Banker/Broker (0.2%)
259	Jefferies Group, Inc.	3.875	11/01/29	257,058
	Finance-Other Services (0.5%)
560	NASDAQ OMX Group, Inc. (The)	2.50	08/15/13	527,800
	Footwear & Related Apparel (1.0%)
1,200	Iconix Brand Group, Inc.	1.875	06/30/12	1,078,500
	Gold Mining (0.4%)
330	Newmont Mining Corp.	3.00	02/15/12	417,450
	Hotels & Motels (1.6%)
1,050	Gaylord Entertainment Co. (144A) (a)	3.75	10/01/14	1,074,937
400	Wyndham Worldwide Corp.	3.50	05/01/12	674,500
				1,749,437
	Internet Infrastructure Software (0.8%)
669	TeleCommunication Systems, Inc. (144A) (a)	4.50	11/01/14	804,473
	Internet Security (2.4%)
620	Symantec Corp.	0.75	06/15/11	677,350
900	Symantec Corp.	1.00	06/15/13	1,013,625
1,000	VeriSign, Inc.	3.25	08/15/37	893,750
				2,584,725
	Investment Management/Advisor Services (1.4%)
350	BlackRock, Inc.	2.625	02/15/35	818,125
554	Janus Capital Group, Inc.	3.25	07/15/14	670,340
				1,488,465
	Machinery-Construction & Mining (0.5%)
400	Terex Corp.	4.00	06/01/15	579,000
	Medical Instruments (0.8%)
775	Beckman Coulter, Inc.	2.50	12/15/36	891,250
	Medical Products (1.4%)
1,650	Wright Medical Group, Inc.	2.625	12/01/14	1,452,000
	Medical-Biomedical/Genetics (6.7%)
230	Alexion Pharmaceuticals, Inc.	1.375	02/01/12	717,313
240	Amgen, Inc.	0.125	02/01/11	238,200
775	Amgen, Inc.	0.375	02/01/13	783,719
945	Amylin Pharmaceuticals, Inc.	3.00	06/15/14	741,825
900	Enzon Pharmaceuticals, Inc.	4.00	06/01/13	1,055,250
938	Gilead Sciences, Inc.	0.50	05/01/11	1,116,220
675	Incyte Corp. Ltd. (144A) (a)	4.75	10/01/15	884,250
300	Life Technologies Corp.	3.25	06/15/25	355,500

Morgan Stanley Convertible Securities Trust*

Portfolio of Investments • December 31, 2009 (unaudited) continued

$1,270	Millipore Corp.	3.75%		06/01/26	$1,316,037
					7,208,314
	Medical-Drugs (2.6%)
1,000	Cephalon, Inc.	2.50		05/01/14	1,121,250
1,100	Endo Pharmaceuticals Holdings, Inc. (144A) (a)	1.75		04/15/15	1,025,750
675	King Pharmaceuticals, Inc.	1.25		04/01/26	628,594
					2,775,594
	Medical-HMO (0.6%)
620	Amerigroup Corp.	2.00		05/15/12	598,300
	Medical-Hospitals (2.2%)
651	Health Management Associates, Inc. (144A) (a)	3.75		05/01/28	664,834
1,800	LifePoint Hospitals, Inc.	3.50		05/15/14	1,685,250
					2,350,084
	Medical-Outpatient/Home Medical (0.3%)
450	NovaMed, Inc.	1.00		06/15/12	357,188
	Metal-Aluminum (0.2%)
75	Alcoa, Inc.	5.25		03/15/14	194,906
	Motion Pictures & Services (0.7%)
630	Macrovision Corp.	2.625		08/15/11	781,988
	Multi-line Insurance (1.0%)
950	Old Republic International Corp.	8.00		05/15/12	1,074,687
	Networking Products (0.9%)
1,050	Anixter International, Inc.	1.00		02/15/13	1,015,875
	Non-Hazardous Waste Disposal (0.7%)
700	Waste Connections, Inc.	3.75		04/01/26	756,000
	Oil & Gas Drilling (1.2%)
1,350	Transocean, Inc. (Series C) (Cayman Islands)	1.50		12/15/37	1,306,125
	Oil Companies-Exploration & Production (2.6%)
800	Chesapeake Energy Corp.	2.50		05/15/37	720,000
1,100	GMX Resources, Inc.	5.00		02/01/13	1,010,625
1,100	St Mary Land & Exploration Co.	3.50		04/01/27	1,093,125
					2,823,750
	Oil Field Machine & Equipment (0.5%)
400	Cameron International Corp.	2.50		06/15/26	540,500
	Oil-Field Services (2.9%)
650	Core Laboratories LP	0.25		10/31/11	836,875
400	Exterran Holdings, Inc.	4.25		06/15/14	470,000
350	Schlumberger Ltd. (Series B) (Netherlands Antilles)	2.125		06/01/23	573,125
745	SESI LLC - 144A (a)	1.50	(b)	12/15/26	686,331
600	Trico Marine Services, Inc.	8.125		02/01/13	508,500
					3,074,831
	Paper & Related Products (0.6%)
650	Rayonier TRS Holdings, Inc.	3.75		10/15/12	693,875
	Patient Monitoring Equipment (0.5%)
600	Insulet Corp.	5.375		06/15/13	576,750
	Power Conversion/Supply Equipment (1.0%)
500	Suntech Power Holdings Co. Ltd. (Cayman Islands)	3.00		03/15/13	398,750
640	Yingli Green Energy Holding Co. Ltd. (Cayman Islands)	0.00		12/15/12	700,800
					1,099,550
	REITS-Diversified (0.9%)
750	Digital Realty Trust LP (144A) (a)	5.50		04/15/29	979,687
	REITS-Office Property (1.0%)
600	Alexandria Real Estate Equities, Inc. (144A) (a)	8.00		04/15/29	1,028,250

Morgan Stanley Convertible Securities Trust*

Portfolio of Investments • December 31, 2009 (unaudited) continued

	Rental Auto/Equipment (0.5%)
$350	Hertz Global Holdings, Inc.	5.25%	06/01/14	$572,250
	Retail-Apparel/Shoe (0.8%)
1,117	Charming Shoppes, Inc.	1.125	05/01/14	837,750
	Retail-Automobile (0.6%)
547	Sonic Automotive, Inc.	5.00	10/01/29	593,495
	Retail-Major Department Store (1.1%)
1,355	Saks, Inc.	2.00	03/15/24	1,126,344
	Steel-Producers (2.0%)
350	ArcelorMittal (Luxembourg)	5.00	05/15/14	581,437
480	Steel Dynamics, Inc.	5.125	06/15/14	610,200
500	United States Steel Corp.	4.00	05/15/14	939,375
				2,131,012
	Telecommunication Equipment (0.5%)
486	Arris Group, Inc.	2.00	11/15/26	480,557
	Telecommunication Services (2.6%)
1,750	SAVVIS, Inc.	3.00	05/15/12	1,601,250
1,050	Virgin Media, Inc. (144A) (a)	6.50	11/15/16	1,249,500
				2,850,750
	Television (0.8%)
1,100	Central European Media Enterprises Ltd. (144A) (Bermuda) (a)	3.50	03/15/13	844,250
	Therapeutics (0.8%)
762	BioMarin Pharmaceutical, Inc.	1.875	04/23/17	818,198
	Web Hosting/Design (2.1%)
1,700	Equinix, Inc.	2.50	04/15/12	1,882,750
450	Terremark Worldwide, Inc.	6.625	06/15/13	409,500
				2,292,250
	Wireless Equipment (1.1%)
1,155	SBA Communications Corp.	1.875	05/01/13	1,191,094
	Total Convertible Bonds (Cost $80,767,051)			89,883,653

NUMBER OF SHARES
	Convertible Preferred Stocks (14.5%)
	Auto Components (0.5%)
8,750	Autoliv, Inc. $2.00			521,763
	Chemicals (1.2%)
31,000	Celanese Corp. $1.063			1,265,420
	Commercial Banks (1.2%)
6,100	Keycorp (Series A) $7.75			488,915
925	Wells Fargo & Co. (Series L) $75.00			849,150
				1,338,065
	Diversified Financial Services (2.8%)
93,400	2009 Dole Food Automatic Common Exchange Security Trust (144A) $0.226 (a)			1,075,034
960	Bank of America Corp. (Series L) $72.50			843,840
10,600	Citigroup, Inc. (Series T) $7.50 (c)			1,106,004
				3,024,878
	Electric Utilities (1.6%)
15,300	FPL Group, Inc. $4.188			797,895
14,500	Great Plains Energy, Inc. $6.00			957,000
				1,754,895
	Energy-Alternate Sources (1.0%)
1,200	El Paso Corp. $49.90			1,084,500
	Finance-Other Services (0.5%)
7,000	Vale Capital II $3.375 (Cayman Islands)			586,250
	Food Products (0.6%)
13,600	Archer-Daniels-Midland Co. $3.125			593,096

Morgan Stanley Convertible Securities Trust*

Portfolio of Investments • December 31, 2009 (unaudited) continued

	Insurance (1.2%)
53,900	American International Group, Inc. $6.375	$610,687
23,000	XL Capital Ltd. $2.688 (Cayman Islands)	642,160
		1,252,847
	Metals & Mining (1.3%)
11,700	Freeport-McMoRan Copper & Gold, Inc. $6.75	1,347,840
	Real Estate Investment Trusts (REITs) (0.8%)
13,000	Simon Property Group, Inc. (Series I) $3.00	884,000
	Transport-Rail (0.5%)
460	Kansas City Southern $51.25	535,900
	Wireless Telecommunication Services (1.3%)
24,000	Crown Castle International Corp. $3.125	1,428,000
	Total Convertible Preferred Stocks (Cost $14,466,938)	15,617,454

	Common Stock (1.1%)
	Pharmaceuticals
32,165	Merck & Co., Inc. (Cost $1,167,268)	1,175,309

NUMBER OF SHARES (000)
	Short-Term Investment (d) (0.9%)
	Investment Company
929	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $928,943)		928,943
	Total Investments (Cost $97,330,200) (e)	99.8%	107,605,359
	Other Assets in Excess of Liabilities	0.2	247,210
	Net Assets	100.0%	$107,852,569

(a)	Resale is restricted to qualified institutional investors.
(b)	Rate shown is the rate in effect at December 31, 2009.
(c)

For the three months ended December 31, 2009, the cost of purchases and the proceeds from sales of Citigroup, Inc., convertible preferred stock, an affiliate of the Investment Adviser, Administrator and Distributor, was $1,990,000 and $934,316, respectively, including net realized gains of $4,316.

(d)

The Fund invests in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class.

(e)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Convertible Securities Trust*

Notes to the Portfolio of Investments (unaudited)

12/31/2009

Fair Valuation Measurements

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP utilizes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is the summary of the inputs used as of December 31, 2009 in valuing the Fund’s investments carried at fair value:

	Fair Value Measurements at December 31, 2009 Using
		Unadjusted
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Investments	Inputs	Inputs
Investment Type	Total	(Level 1)	(Level 2)	(Level 3)
Assets:
Common Stock
Pharmaceuticals	$1,175,309	$1,175,309	—	—
Convertible Bonds	89,883,653	—	$89,883,653	—
Convertible Preferred Stocks	15,617,454	2,149,420	13,468,034	—
Short-Term Investment - Investment Company	928,943	928,943	—	—
Total	$107,605,359	$4,253,672	$103,351,687	—

Valuation of Investments - (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and ask price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and ask price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Directors or by the Investment Adviser using a pricing service and/or procedures approved by the Directors of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Directors; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day.

Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

* Morgan Stanley announced on October 19, 2009 that it has entered into a definitive agreement to sell substantially all of its retail asset management business to Invesco Ltd. (“Invesco”), a leading global investment management company. The Directors of the Fund approved an Agreement and Plan of Reorganization (the “Plan”). Pursuant to the Plan, substantially all of the assets of the Fund would be combined with those of a newly organized mutual fund advised by an affiliate of Invesco Ltd. (the “New Fund”). Pursuant to the Plan, shareholders of the Fund would become shareholders of the New Fund, receiving shares of such New Fund equal to the value of their holdings in the Fund. The Plan is subject to the approval of the Fund’s shareholders at a special meeting of shareholders anticipated to be held during the second quarter of 2010.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Convertible Securities Trust

/s/ Randy Takian
Randy Takian
Principal Executive Officer
February 18, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian
Randy Takian
Principal Executive Officer
February 18, 2010

/s/ Francis Smith
Francis Smith
Principal Financial Officer
February 18, 2010